Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Benefit [Abstract]
Current income tax expenses	$ 890	$ 1,017
Deferred income tax benefit	(599)	(750)
Total income tax expense	$ 291	$ 267